Other Comprehensive Income (Loss) - Components of Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	$ (892)
Other comprehensive income (loss), net of tax	(867)	[1]	(208)	[1]	1,003	[1]
Ending balance	(1,634)		(892)
Foreign currency translation adjustments:
Foreign currency translation adjustments arising during the period	(715)	[2]	130	[2]	80	[2]
Unrealized gain (loss) on assets available-for-sale:
Unrealized gain (loss) arising during period	582		(1,466)		1,611
Reclassification adjustment	(91)	[3]	(129)	[3]	(162)	[3]
Net unrealized gain (loss) on assets available-for-sale	491		(1,595)		1,449
Defined benefit plans:
Prior service cost arising during the period	3		(2)		98
Net gain (loss) arising during the period	(766)		732		(298)
Foreign exchange adjustment	(2)		0		0
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost	127	[3]	209	[3]	173	[3]
Total defined benefit plans	(638)		939		(27)
Unrealized gain (loss) on cash flow hedges:
Unrealized hedge gain (loss) arising during period	23		136		242
Reclassification adjustment	(41)	[3]	(124)	[3]	(239)	[3]
Net unrealized gain (loss) on cash flow hedges	(18)		12		3
Total other comprehensive income (loss)	(880)		(514)		1,505
Foreign currency translation:
Foreign currency translation adjustments arising during the period	(91)	[2]	62	[2]	50	[2]
Unrealized gain (loss) on assets available-for-sale:
Unrealized gain (loss) arising during period	(169)		577		(604)
Reclassification adjustment	33	[3]	55	[3]	56	[3]
Net unrealized gain (loss) on assets available-for-sale	(136)		632		(548)
Defined benefit plans:
Prior service cost arising during the period	(1)		1		(41)
Net gain (loss) arising during the period	287		(303)		108
Foreign exchange adjustment	1		0		0
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost	(50)	[3]	(83)	[3]	(69)	[3]
Total defined benefit plans	237		(385)		(2)
Unrealized gain (loss) on cash flow hedges:
Unrealized hedge gain (loss) arising during period	(13)		(54)		(99)
Reclassification adjustment	16	[3]	51	[3]	97	[3]
Net unrealized gain (loss) on cash flow hedges	3		(3)		(2)
Total other comprehensive income (loss)	13		306		(502)
Foreign currency translation:
Foreign currency translation adjustments arising during the period	(806)	[2]	192	[2]	130	[2]
Unrealized gain (loss) on assets available-for-sale:
Unrealized gain (loss) arising during period	413		(889)		1,007
Reclassification adjustment	(58)	[3]	(74)	[3]	(106)	[3]
Total unrealized gain (loss) on assets available-for-sale	355		(963)		901
Defined benefit plans:
Prior service cost arising during the period	2		(1)		57
Net gain (loss) arising during the period	(479)		429		(190)
Foreign exchange adjustment	(1)		0		0
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost	77	[3]	126	[3]	104	[3]
Total defined benefit plans	(401)		554		(29)
Unrealized gain (loss) on cash flow hedges:
Unrealized hedge gain (loss) arising during period	10		82		143
Reclassification adjustment	(25)	[3]	(73)	[3]	(142)	[3]
Net unrealized gain on cash flow hedges	(15)		9		1
Total other comprehensive income (loss), net of tax	(867)	[1]	(208)	[1]	1,003	[1]
Foreign currency translation
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	(388)		(539)		(651)
Other comprehensive income (loss), net of tax	(681)		151		112
Ending balance	(1,069)		(388)		(539)
Unrealized gain (loss) on cash flow hedges:
Total other comprehensive income (loss), net of tax	(681)		151		112
Unrealized gain (loss) on assets available-for-sale
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	387		1,350		450
Other comprehensive income (loss), net of tax	355		(963)		900
Ending balance	742		387		1,350
Unrealized gain (loss) on cash flow hedges:
Total other comprehensive income (loss), net of tax	355		(963)		900
Unrealized gain (loss) on cash flow hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	9		0		(1)
Other comprehensive income (loss), net of tax	(15)		9		1
Ending balance	(6)		9		0
Unrealized gain (loss) on cash flow hedges:
Total other comprehensive income (loss), net of tax	(15)		9		1
Total accumulated other comprehensive income (loss), net of tax
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	(892)		(643)		(1,627)
Other comprehensive income (loss), net of tax	(742)		(249)		984
Ending balance	(1,634)		(892)		(643)
Unrealized gain (loss) on cash flow hedges:
Total other comprehensive income (loss), net of tax	(742)		(249)		984
Pensions | Accumulated Defined Benefit Plans Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	(840)		(1,394)		(1,329)
Other comprehensive income (loss), net of tax	(396)		554		(65)
Ending balance	(1,236)		(840)		(1,394)
Unrealized gain (loss) on cash flow hedges:
Total other comprehensive income (loss), net of tax	(396)		554		(65)
Other post-retirement benefits | Accumulated Defined Benefit Plans Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	(60)		(60)		(96)
Other comprehensive income (loss), net of tax	(5)		0		36
Ending balance	(65)		(60)		(60)
Unrealized gain (loss) on cash flow hedges:
Total other comprehensive income (loss), net of tax	$ (5)		$ 0		$ 36

[1]	Other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders was $(742) million for the year ended Dec. 31, 2014, $(249) million for the year ended Dec. 31, 2013 and $984 million for the year ended Dec. 31, 2012.
[2]	Includes the impact of hedges of net investments in foreign subsidiaries. See Note 23 for additional information.
[3]	The reclassification adjustment related to the unrealized gain (loss) on assets available-for-sale is recorded as net securities gains on the Consolidated Income Statement. The amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost is recorded as staff expense on the Consolidated Income Statement. See Note 23 of the Notes to Consolidated Financial Statements for the location of the reclassification adjustment related to cash flow hedges on the Consolidated Income Statement.